Borrowings	12 Months Ended
Jun. 30, 2026
Borrowings [Abstract]
Borrowings

8. Borrowings

Summary of borrowings is as following:

Creditors	Annual Interest Rate	Maturity date	As of June 30, 2025	As of June 30, 2026
			RMB	RMB
Zhejiang Hangzhou Rural Commercial Bank(1)	4.35%	June 11, 2026	7,000,000	-
Zhejiang Hangzhou Rural Commercial Bank(1)	3.65%	December 19, 2026	-	6,750,000
Zhejiang Hangzhou Rural Commercial Bank(2)	4.35%	August 21, 2025	3,000,000	-
Zhejiang Hangzhou Rural Commercial Bank(2)	3.85%	August 20, 2026	-	3,000,000
Hangzhou United Rural Commercial Bank(3)	3.65%	August 21, 2025	3,000,000	-
Hangzhou United Rural Commercial Bank(4)	3.40%	September 4, 2025	7,000,000	-
Hangzhou United Rural Commercial Bank(5)	3.40%	September 5, 2025	10,000,000	-
Hangzhou United Rural Commercial Bank(6)	3.45%	September 3, 2026	-	9,500,000
Total short-term borrowings			30,000,000	19,250,000

Zhejiang Hangzhou Rural Commercial Bank(7)	4.35%	August 13, 2026	-	1,000,000
Zhejiang Hangzhou Rural Commercial Bank(7)	4.35%	August 31, 2026	-	1,200,000
Total current portion of long-term borrowings			-	2,200,000

Zhejiang Hangzhou Rural Commercial Bank(7)	4.35%	August 13, 2026	1,000,000	-
Zhejiang Hangzhou Rural Commercial Bank(7)	4.35%	August 31, 2026	1,200,000	-
Total long-term borrowings			2,200,000	-

(1)	On June 24, 2022, Youba Tech mortgaged a building of RMB34,791,400 to obtain a line of credit (“Credit Line I”) from Zhejiang Hangzhou Rural Commercial Bank in the amount of RMB7,000,000, with a five-year term from June 24, 2022 to June 23, 2027. On June 13, 2025, Youba Tech withdrew RMB7,000,000 from Credit Line I, with an effective annual interest rate of 4.35% and a term of 12 months, which was fully repaid on June 5, 2026. On June 5, 2026, Youba Tech withdrew another RMB6,750,000 from the same line of credit, with an effective annual interest rate of 3.65% and a maturity date of December 19, 2026.

(2)	On September 8, 2022, with the same building of RMB34,791,400 for security pledge, Youba Tech obtained another line of credit (“Credit Line II”) from Zhejiang Zhangzhou Rural Commercial Bank in the amount of RMB5,200,000, with a five-year term from September 8, 2022 to September 7, 2027. On August 29, 2024, Youba Tech withdrew RMB3,000,000 from Credit Line II with an effective annual interest rate of 4.35% and a term of 12 months, which was fully repaid on August 21, 2025. On August 21,2025, Youba Tech withdrew another RMB3,000,000 from Credit Line II with an effective annual interest rate of 3.85% and a term of 12 months. The loan was fully repaid on August 19, 2026.

(3)	On September 6, 2024, Youba Tech obtained a line of credit (“Credit Line III”) of RMB20,000,000 from Hangzhou United Bank, secured by Mr. Zhang Jiahua, the Chairman of the Board of Directors, Yang Ying, the Spouse of Zheng Jiahua, and Mr. Zheng Nan, the Chief Executive Officer of the Group, with a two-year term from September 6, 2024 to September 5, 2026. On February 10, 2025, Youba Tech withdrew RMB3,000,000 from Credit Line III, with an effective annual interest rate of 3.65% and a term of 12 months, which was secured by one of Mr. Zheng Nan’s real estates of RMB50,000,000. This loan was fully repaid on August 21, 2025.

(4)	On September 6, 2024, Youba Tech withdrew RMB7,000,000 from Credit Line III, with an effective annual interest rate of 3.40% and a term of 12 months, which was secured by one of Mr. Zheng Nan’s real estates of RMB50,000,000. This loan was fully repaid on September 4, 2025.

(5)	On September 9, 2024, Youba Tech withdrew RMB10,000,000 from Credit Line III, with an effective annual interest rate of 3.40% and a term of 12 months, which was secured by one of Mr. Zheng Nan’s real estates of RMB50,000,000. The loan was fully repaid on September 5, 2025.

(6)	On September 5, 2025, Youba Tech withdrew RMB9,500,000 from Credit Line III, with an effective annual interest rate of 3.45% and a term of 12 months, which was secured by one of Mr. Zheng Nan’s real estates of RMB50,000,000. Subsequent to June 30, 2026, on August 27, 2026, Youba Tech refinanced the outstanding borrowing by obtaining a new bank loan of RMB9,500,000, of which RMB9,500,000 was used to repay the outstanding loan.

(7)	On August 14, 2023, Youba Tech withdrew RMB1,000,000 from Credit Line II with Zhejiang Hangzhou Rural Commercial Bank, with an effective annual interest rate of 4.35% and a term of 3 years. On September 1, 2023, Youba Tech withdrew RMB1,200,000 from the same line of credit of five-year term, with an effective annual interest rate of 4.35% and a term of 3 years. The loan was fully repaid on August 19, 2026.

Interest expenses for the years ended June 30, 2024, 2025 and 2026 were RMB521,706, RMB1,091,353, and RMB1,139,431, respectively.